Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2023 and 2022:

	As of September 30, 2023
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$308,354	$—	$—	$308,354
Corporate bonds	—	150,310	—	150,310
U.S. government treasuries	41,138	—	—	41,138
Supranational and sovereign debt	—	16,792	—	16,792
Asset backed obligations	—	7,115	—	7,115
Municipal bonds	—	7,096	—	7,096
Total available-for-sale securities	349,492	181,313	—	530,805
Equity Investments	—	—	47,985	47,985
Derivative financial instruments, net	—	(36,832)	—	(36,832)
Other liabilities	—	—	(24,627)	(24,627)
Total	$349,492	$144,481	$23,358	$517,331

	As of September 30, 2022
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$266,362	$—	$—	$266,362
Corporate bonds	—	168,308	—	168,308
U.S. government treasuries	40,229	—	—	40,229
Municipal bonds	—	16,125	—	16,125
Supranational and sovereign debt	—	10,594	—	10,594
Asset backed obligations	—	9,347	—	9,347
Total available-for-sale securities	306,591	204,374	—	510,965
Equity Investments	—	—	46,015	46,015
Derivative financial instruments, net	—	(48,901)	—	(48,901)
Other liabilities	—	—	(23,390)	(23,390)
Total	$306,591	$155,473	$22,625	$484,689